Label	Element	Value
Parent [Member]
Stock Issued During Period, Value, Acquisitions	us-gaap_StockIssuedDuringPeriodValueAcquisitions	$ 1,054,745,000
AOCI Attributable to Parent [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	12,362,000
Common Stock [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	$ 2,798,000
Shares, Outstanding	us-gaap_SharesOutstanding	279,803,000
Additional Paid-in Capital [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	$ 2,674,871,000
Noncontrolling Interest [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	414,911,000
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	2,412,369,000
Cumulative Effect, Period of Adoption, Adjusted Balance [Member] | Parent [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	1,997,458,000
Cumulative Effect, Period of Adoption, Adjusted Balance [Member] | Retained Earnings [Member]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	us-gaap_StockholdersEquityIncludingPortionAttributableToNoncontrollingInterest	$ (692,573,000)